ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 876,783	$ 1,877,092	$ 965,157
Estimated useful lives of intangible assets		10 years
Cash	3,260,568	$ 2,625,461	2,408,526
Working capital (deficit)	(6,908,835)	(452,928)	(6,922,786)
Convertible promissory notes	1,156,259	1,156,259	1,156,259
Income taxes payable	10,230,423	2,833,991	9,719,872
Uncertain tax position	0	9,822,797
Income tax expense	372,743	4,151,650	3,482,125
Operating lease right-of-use assets		1,221,143
Revenues	4,464,950	30,117,880	28,285,200
Deferred revenue	287,560	309,892	301,562
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	4,163,292	28,671,773	25,314,672
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 301,658	$ 1,446,107	$ 2,970,528